COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							12 Months Ended
	Jun. 30, 2021	Apr. 16, 2021	Apr. 13, 2021	Feb. 08, 2021	Aug. 17, 2020	Dec. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	May 04, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent expense				$ 1,350			$ 12,150	$ 7,621
Lease payment				$ 1,600
Notes Payable	$ 470,108						$ 470,108	$ 959,630	$ 240,034
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Common Stock, Par or Stated Value Per Share	$ 0.01						$ 0.01	$ 0.01	$ 0.01
Judgment Settlement Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Periodic Payment						$ 15,000
[custom:DebtInstrumentFinalPayment-0]						195,000
Notes Payable						$ 195,000
Debt Instrument, Face Amount			$ 300,000		$ 300,000
Debt Instrument, Maturity Date			Apr. 13, 2022		Aug. 17, 2021
Debt Instrument, Interest Rate, Stated Percentage			10.00%		10.00%
Common Stock, Par or Stated Value Per Share			$ 0.01		$ 0.01
Extinguishment of Debt, Amount		$ 235,000
Gain (Loss) Related to Litigation Settlement	$ 549,026